Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	180 Life Sciences Corp.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On June 16, 2023, 180 Life Sciences Corp. (the “Company”) filed a Registration Statement on Form S-1 (File No. 333-272749) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 9, 2023 and contained a prospectus for the primary offering of 35,102 shares of common stock of the Company, pre-funded warrants to purchase 207,814 shares of common stock of the Company, common stock warrants to purchase 242,915 shares of common stock of the Company, 207,814 shares of common stock underlying the pre-funded warrants and 242,915 shares of common stock underlying the common warrants.This Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement is being filed to serve as a Section 10(a)(3) update to the Registration Statement and to make certain other updates to the prospectus that forms a part of this Post-Effective Amendment No. 1.The Registration Statement covers the 242,915 August 2023 Common Warrants (as defined in the attached prospectus) and the 242,915 shares of common stock issuable upon exercise of the August 2023 Common Warrants (as defined in the attached prospectus). The August 2023 Shares (as defined in the attached prospectus) and the shares of common stock issuable upon exercise of the August 2023 Pre-Funded Warrants (as defined in the attached prospectus) have previously been sold pursuant to the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001690080
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE